Current and Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Current and Deferred Taxes [Abstract]
Schedule of Current Taxes
As of December 31, 2025 and 2024, the Bank recognizes taxes payable (recoverable), which is determined based on the currently applicable tax legislation. This amount is recorded net of recoverable taxes, and is shown as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Summary of current tax liabilities (assets)
Current tax (assets)	(113)	(60)
Current tax liabilities	83,084	48,548

Total tax payable (recoverable)	82,971	48,488

(Assets) liabilities current taxes detail (net)
Income tax, tax rate	281,640	241,640
Minus:
Provisional monthly payments	(191,232)	(191,294)
Credit for training expenses	(2,146)	(2,263)
Grant credits	(1,262)	(465)
Other	(4,029)	870
Total tax payable (recoverable)	82,971	48,488

Schedule of Effect on Income Tax Expense
The effect of income tax expense on income for the years ended December 31, 2025, 2024 and 2023 is comprised of the following items:

	As of December 31,
	2025	2024	2023
	MCh$	MCh$	MCh$
Income tax expense
Current tax	281,640	243,136	238,875
Credits (debits) for deferred taxes
Origination and reversal of temporary differences	(38,797)	12,659	(131,195)
Valuation provision
Subtotals	242,843	255,795	107,680
Tax for rejected expenses (Article No21)	467	394	379
Other	(35,948)	(36,444)	(10,511)
Net charges for income tax expense	207,362	219,745	97,548
NOTE 13 - CURRENT AND DEFERRED TAXES, continued

Schedule of Effective Tax Rate Reconciliation
The reconciliation between the income tax rate and the effective rate applied in determining tax expenses as of December 31, 2025, 2024 and 2023, is as follows:

	For the year ended,
	2025		2024		2023
	Tax rate	Amount	Tax rate	Amount	Tax rate	Amount
	%	MCh$	%	MCh$	%	MCh$
Tax calculated over profit before tax	27.00	336,262	27.00	291,491	27.00	186,674
Price level restatement for tax purposes (1)	(11.86)	(147,753)	(9.84)	(106,221)	(12.19)	(84,289)
Single penalty tax (rejected expenses)	0.04	467	0.04	394	0.05	379
Other	1.48	18,386	3.16	34,081	(0.75)	(5,216)
Effective tax rates and expenses for income tax	16.65	207,362	20.35	219,745	14.11	97,548
(1)Mainly corresponds to the permanent differences originated from the Tax Capital Monetary Correction and the effect of the bonds received under article 104 of the Tax Law.

Schedule of Effect of Deferred Taxes on Comprehensive Income
Below is a summary of the separate effect of deferred tax on other comprehensive income, showing the asset and liability balances, for the years ended December 31, 2025 and 2024:

	As of December 31,
	2025	2024
	MCh$	MCh$
Deferred tax assets
Debt instruments at FVOCI	22,360	19,158
Cash flow hedges	4,640	21,006
Total deferred tax assets recognised through other comprehensive income	27,000	40,164

Deferred tax liabilities
Debt instruments at FVOCI	(1,325)	(1,025)
Cash flow hedges	—	—
Total deferred tax liabilities recognised through other comprehensive income	(1,325)	(1,025)

Net deferred tax balances in equity	25,675	39,139
Deferred taxes in equity attributable to shareholders of the Bank	26,327	39,639
Deferred tax in equity attributable to non-controlling interests	(652)	(500)

Schedule of Effect of Deferred Taxes on Income
As of December 31, 2025 and 2024, the Bank has recorded effects for deferred taxes in the financial statements:

	As of December 31,
	2025	2024
	MCh$	MCh$
Deferred tax assets
Interests and adjustments	22,583	22,854
Extraordinary charge-offs	22,170	43,585
Assets received in lieu of payment	689	-
Property, plant and equipment valuation	8,552	5,222
Allowance for loan losses	255,474	245,571
Provision for expenses	92,952	81,310
Derivatives	-	290
Leased assets	74,960	75,092
Subsidiaries tax losses	-	608
Right of use assets	10,975	18,058
Others	1,262	-
Total deferred tax assets	489,617	492,590

Deferred tax liabilities
Valuation of investments	(533)	(9,612)
Prepaid expenses	(28,206)	(29,799)
Assets received in lieu of payment	-	(676)
Derivatives	(75,378)	(94,003)
Lease obligations	(8,519)	(16,903)
Exchange rate adjustments	(1,900)	(6,093)
Other	(14,843)	(14,063)
Total deferred tax liabilities	(129,379)	(171,149)

Schedule of Deferred Tax Assets and Liabilities
Below is a summary of the deferred taxes impact on equity and income:

	As of December 31,
	2025	2024
	MCh$	MCh$
Deferred tax assets
Recognised through other comprehensive income	27,000	40,164
Recognised through profit or loss	489,617	492,590
Total deferred tax assets	516,617	532,754

Deferred tax liabilities
Recognised through other comprehensive income	(1,325)	(1,025)
Recognised through profit or loss	(129,379)	(171,149)
Total deferred tax liabilities	(130,704)	(172,174)

Summary of the Deferred Taxes and Current Taxes in Financial Statements
Below is a summary of the deferred taxes and current taxes in financial statements :

	As of December 31,
	2025	2024
	MCh$	MCh$
Deferred taxes
Deferred tax assets before off-setting	516,617	532,754
Off-setting	(128,919)	(171,498)
Deferred tax asset after off-setting	387,698	361,256

Deferred tax liabilities before off-setting	(130,704)	(172,174)
Off-setting	128,919	171,498
Deferred tax liabilities after off-setting	(1,785)	(676)

Current taxes
Current tax asset before off-setting	199,720	194,118
Off-setting	(199,607)	(194,058)
Current tax asset after off-setting	113	60

Current tax liabilities before off-setting	(282,691)	(242,606)
Off-setting	199,607	194,058
Current tax liabilities after off-setting	(83,084)	(48,548)